December 1, 2014

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, NE

Judiciary Plaza

Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Funds II

Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A

(Securities Act File No. 333-142592, Investment Company Act File No. 811-22061)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds II (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 140 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 140 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 25, 2014.

Sincerely,

Black Rock Funds II

/s/ Ben Archibald

Ben Archibald

Secretary of the Fund